Schedule of Investments
November 30, 2023 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.17%

Aircraft - 1.35%
Boeing Co. (2)	1,200	277,956

Aircraft Engines & Engine Parts - 1.57%
RTX Corp.	4,000	325,920

Beverages - 1.97%
The Coca-Cola Company	7,000	409,080

Electric Services - 3.95%
American Electric Power Co., Inc.	2,000	159,100
NextEra Energy, Inc.	11,260	658,823

		817,923

Electronic Computers - 4.12%
Apple, Inc.	4,495	853,825

Fire, Marine & Casualty Insurance - 2.41%
Berkshire Hathaway, Inc. Class B (2)	1,385	498,600

Hospital & Medical Service Plans - 5.65%
Centene Corp. (2)	9,200	677,856
UnitedHealth Group, Inc.	890	492,143

		1,169,999

Industrial Inorganic Chemicals - 2.82%
Linde PLC. (United Kingdom)	1,413	584,657

Industrial Instruments For Measurement, Display & Control - 1.24%
MKS Instruments, Inc.	3,110	256,730

Measuring & Controlling Devices - 2.90%
Thermo Fisher Scientific, Inc.	1,212	600,861

National Commercial Banks - 4.25%
Bank of America Corp.	12,000	365,880
JPMorgan Chase & Co.	3,300	515,064

		880,944

Petroleum Refining- 2.35%
Exxon Mobil Corp.	4,735	486,474

Pharmaceutical Preparations - 8.26%
Eli Lily & Co.	1,250	738,800
Johnson & Johnson	3,065	474,033
Merck & Co., Inc.	4,860	498,053

		1,710,886

Railroads, Line-Haul Operating - 2.28%
Union Pacific Corp. Class B	2,100	473,067

Retail - Catalog & Mail-Order Houses - 2.43%
Amazon.com, Inc. (2)	3,440	502,550

Retail-Drug Stores and Proprietary Stores - 3.00%
CVS Health Corp.	9,140	621,063

Retail - Lumber & Other Building Materials Dealers - 2.22%
Home Depot, Inc.	1,470	460,830

Retail - Retail Stores - 2.02%
Ulta Beauty, Inc. (2)	980	417,470

Semiconductors & Related Devices - 8.11%
Advanced Micro Devices, Inc. (2)	3,963	480,157
NVIDIA Corp.	1,859	869,455
Skyworks Solutions, Inc.	3,410	330,531

		1,680,143

Services - Business Services - 2.60%
Visa, Inc. Class A	2,100	539,028

Services - Computer Programming, Data Processing, Etc. - 8.03%
Alphabet, Inc. Class A (2)	6,128	812,144
Meta Platforms, Inc. Class A (2)	2,605	852,226

		1,664,370

Services - Equipment Rental & Leasing - 2.87%
United Rentals, Inc.	1,251	595,501

Services - Medical Laboratories - 1.86%
Laboratory Corp. of America Holdings	1,780	386,100

Services - Miscellaneous Health & Allied Services - 2.83%
ICON PLC. (Ireland) (2)	2,200	587,268

Services - Prepackaged Software - 9.73%
Adobe, Inc. (2)	1,140	696,551
Cloudflare, Inc. Class A (2)	5,870	452,871
Microsoft Corp.	2,285	865,809

		2,015,231

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.27%
Procter & Gamble Co.	3,068	470,999

Services - Miscellaneous Amusement & Recreation - 1.62%
Walt Disney Co. (2)	3,615	335,074

Surgical & Medical Instruments & Apparatus - 2.46%
Stryker Corp.	1,720	509,688

Total Common Stock	(Cost $ 10,571,912)	20,132,237

Real Estate Investment Trusts - 1.85%

American Tower Corp.	1,840	384,155

Total Registered Investment Companies	(Cost $ 300,523)	384,155

Money Market Registered Investment Companies - 0.79%

Federated Treasury Obligation Fund - Institutional Shares - 5.23% (3)	164,546	164,546

Total Money Market Registered Investment Companies	(Cost $ 164,546)	164,546

Total Investments - 99.82%	(Cost $ 11,036,981)	20,680,938

Other Assets less Liabilities - .18%		36,898

Total Net Assets - 100.00%		20,717,836

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$20,680,938	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,680,938	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2023